Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc.
Supplement dated June 30, 2022 to the
Summary Prospectus for International Small Companies Portfolio - Investor Class, dated February 28, 2022
and
Prospectus for Individual Investors, dated February 28, 2022
Harding Loevner LP has contractually agreed to lower the expense cap for the Investor Class of the International Small Companies Portfolio (the “Portfolio”) to 1.30%, through February 28, 2024. This change will become effective as of July 1, 2022.
Accordingly, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Portfolio’s Investor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses[1]	0.26%

Total Annual Portfolio Operating Expenses	1.46%

Fee Waiver and/or Expense Reimbursement[2]	-0.16%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.30%
[1] Expense information in this table has been restated to reflect current fees.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2024. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement. The Fee Waiver and/or Expense Reimbursement and Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$132	$429	$766	$1,718

Harding Loevner International Small Companies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc.
Supplement dated June 30, 2022 to the
Summary Prospectus for International Small Companies Portfolio - Investor Class, dated February 28, 2022
and
Prospectus for Individual Investors, dated February 28, 2022
Harding Loevner LP has contractually agreed to lower the expense cap for the Investor Class of the International Small Companies Portfolio (the “Portfolio”) to 1.30%, through February 28, 2024. This change will become effective as of July 1, 2022.
Accordingly, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Portfolio’s Investor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses[1]	0.26%

Total Annual Portfolio Operating Expenses	1.46%

Fee Waiver and/or Expense Reimbursement[2]	-0.16%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.30%
[1] Expense information in this table has been restated to reflect current fees.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2024. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement. The Fee Waiver and/or Expense Reimbursement and Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$132	$429	$766	$1,718

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Harding Loevner International Small Companies Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	429
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	$ 1,718

[1]	Expense information in this table has been restated to reflect current fees.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2024. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement. The Fee Waiver and/or Expense Reimbursement and Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.